Marketable Securities Held in Trust Account (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable securities held in trust account [Abstract]
Marketable securities held in trust account		$ 15,196